Expense Example	Feb. 02, 2026 USD ($)
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	$ 397